CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Basic Materials - 5.9%
Metal Fabricating - 3.4%
Omega Flex, Inc.	226,754	$15,988,425
RBC Bearings, Inc. (a)	412,075	117,396,047
		133,384,472
Specialty Chemicals - 2.5%
Balchem Corporation	677,810	100,824,238

Consumer Discretionary - 4.2%
Home Improvement Retailers - 2.8%
SiteOne Landscape Supply, Inc. (a)	681,630	110,764,875

Recreational Products - 1.4%
Fox Factory Holding Corporation (a)	799,438	53,946,076

Consumer Staples - 1.4%
Nondurable Household Products - 1.4%
WD-40 Company	224,751	53,731,222

Financials - 2.0%
Financial Data Providers - 2.0%
Clearwater Analytics Holdings, Inc. - Class A (a)	3,878,863	77,693,626

Health Care - 12.3%
Biotechnology - 1.4%
Vericel Corporation (a)	1,594,450	56,778,364

Health Care Management Services - 0.6%
National Research Corporation	559,374	22,128,835

Medical Equipment - 6.2%
LeMaitre Vascular, Inc. (b)	1,365,296	77,494,201
Merit Medical Systems, Inc. (a)	1,278,970	97,150,561
Repligen Corporation (a)	395,035	71,027,293
		245,672,055

CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Health Care - 12.3% (Continued)
Medical Supplies - 4.1%
Neogen Corporation (a)	4,235,141	$85,168,686
Stevanato Group S.p.A. (b)	2,797,602	76,346,559
		161,515,245
Industrials - 33.6%
Building Materials: Other - 6.6%
Simpson Manufacturing Company, Inc.	866,065	171,463,549
Trex Company, Inc. (a)	1,064,885	88,161,829
		259,625,378
Building: Climate Control - 4.4%
AAON, Inc.	2,350,387	173,623,088

Commercial Vehicles and Parts - 1.8%
Federal Signal Corporation	944,450	72,477,093

Construction - 2.9%
Construction Partners, Inc. - Class A (a)(b)	2,644,907	115,106,353

Defense - 3.4%
Axon Enterprise, Inc. (a)	306,240	79,110,979
Mercury Systems, Inc. (a)	1,447,683	52,941,767
		132,052,746
Diversified Industrials - 3.4%
CSW Industrials, Inc.	233,500	48,430,235
ESCO Technologies, Inc.	724,180	84,750,785
		133,181,020
Electronic Equipment: Control & Filter - 1.6%
Helios Technologies, Inc.	1,405,682	63,747,679

Electronic Equipment: Gauges & Meters - 2.5%
Mesa Laboratories, Inc. (b)	401,006	42,013,399
Transcat, Inc. (a)(b)	531,499	58,108,786
		100,122,185
Engineering & Contracting Services - 3.3%
Exponent, Inc.	1,483,980	130,649,599

CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Industrials - 33.6% (Continued)
Industrial Suppliers - 1.2%
Hillman Solutions Corporation (a)	5,165,662	$47,575,747

Machinery: Construction & Handling - 1.1%
Douglas Dynamics, Inc. (b)	1,514,034	44,936,529

Machinery: Industrial - 1.4%
John Bean Technologies Corporation	560,930	55,784,488

Real Estate - 3.2%
Real Estate Services - 3.2%
FirstService Corporation	785,635	127,343,577

Technology - 29.9%
Computer Services - 1.5%
Workiva, Inc. (a)	574,235	58,302,080

Consumer Digital Services - 0.7%
Definitive Healthcare Corporation - Class A (a)	3,077,323	30,588,591

Production Technology Equipment - 4.8%
Azenta, Inc. (a)	890,950	58,036,483
Novanta, Inc. (a)	777,190	130,886,568
		188,923,051
Software - 22.9%
Altair Engineering, Inc. - Class A (a)	1,547,780	130,245,687
BlackLine, Inc. (a)	993,440	62,030,394
Descartes Systems Group, Inc. (The) (a)	1,854,046	155,851,107
Model N, Inc. (a)(b)	2,672,432	71,968,594
Paycor HCM, Inc. (a)	2,870,955	61,983,918
PROS Holdings, Inc. (a)	2,243,665	87,031,765
Q2 Holdings, Inc. (a)	1,266,786	54,991,180
Simulations Plus, Inc. (b)	1,570,175	70,265,331
SPS Commerce, Inc. (a)	815,905	158,155,025
Vertex, Inc. - Class A (a)	1,938,427	52,221,223
		904,744,224

CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Telecommunications - 1.7%
Telecommunications Equipment - 1.7%
Digi International, Inc. (a)(b)	2,503,900	$65,101,400

Utilities - 3.9%
Waste & Disposal Services - 3.9%
Casella Waste Systems, Inc. - Class A (a)	1,794,235	153,335,323

Total Common Stocks (Cost $2,401,335,595)		$3,873,659,159

MONEY MARKET FUNDS - 1.1%	Shares	Value
Fidelity Investments Money Market Treasury Portfolio - Class I, 5.22% (c) (Cost $45,061,844)	45,061,844	$45,061,844

Total Investments at Value - 99.2% (Cost $2,446,397,439)		$3,918,721,003

Other Assets in Excess of Liabilities - 0.8%		31,389,456

Net Assets - 100.0%		$3,950,110,459

(a)	Non-income producing security.
(b)	The Fund owned 5% or more of the company's outstanding voting shares thereby making the company an affiliate of the Fund as that term is defined in the Investment Company Act of 1940.
(c)	The rate shown is the 7-day effective yield as of December 31, 2023.

Schedule of Investments uses the Russell ICB Industry and Sector classification.

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Basic Materials - 4.6%
Metal Fabricating - 2.9%
RBC Bearings, Inc. (a)	43,875	$12,499,549

Specialty Chemicals - 1.7%
Balchem Corporation	48,985	7,286,519

Consumer Discretionary - 12.3%
Consumer Services: Miscellaneous - 3.1%
Rollins, Inc.	309,000	13,494,030

Education Services - 1.6%
Bright Horizons Family Solutions, Inc. (a)	73,345	6,912,033

Home Improvement Retailers - 2.1%
SiteOne Landscape Supply, Inc. (a)	55,695	9,050,438

Hotels & Motels - 1.5%
Vail Resorts, Inc.	30,720	6,557,798

Recreational Products - 2.8%
Pool Corporation	30,045	11,979,242

Recreational Vehicles & Boats - 1.2%
LCI Industries	42,200	5,304,962

Financials - 1.7%
Financial Data Providers - 1.7%
Clearwater Analytics Holdings, Inc. - Class A (a)	372,000	7,451,160

Health Care - 12.3%
Medical Equipment - 4.9%
Merit Medical Systems, Inc. (a)	136,258	10,350,158
Repligen Corporation (a)	60,540	10,885,092
		21,235,250

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Health Care - 12.3% (Continued)
Medical Supplies - 7.4%
Bio-Techne Corporation	94,125	$7,262,685
Neogen Corporation (a)	300,111	6,035,232
Stevanato Group S.p.A.	223,577	6,101,416
Teleflex, Inc.	22,975	5,728,587
West Pharmaceutical Services, Inc.	20,000	7,042,400
		32,170,320
Industrials - 36.4%
Aerospace - 2.2%
HEICO Corporation - Class A	67,350	9,593,334

Building Materials: Other - 5.4%
Simpson Manufacturing Company, Inc.	54,050	10,700,819
Trex Company, Inc. (a)	155,105	12,841,143
		23,541,962
Building: Climate Control - 3.0%
Watsco, Inc.	30,080	12,888,378

Construction - 2.9%
Construction Partners, Inc. - Class A (a)	289,450	12,596,864

Defense - 3.6%
Axon Enterprise, Inc. (a)	38,155	9,856,581
Mercury Systems, Inc. (a)	155,700	5,693,949
		15,550,530
Diversified Industrials - 1.2%
CSW Industrials, Inc.	25,600	5,309,696

Electronic Equipment: Control & Filter - 0.9%
MSA Safety, Inc.	23,605	3,985,232

Electronic Equipment: Gauges & Meters - 1.0%
Cognex Corporation	107,000	4,466,180

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Industrials - 36.4% (Continued)
Engineering & Contracting Services - 2.9%
Exponent, Inc.	139,605	$12,290,824

Industrial Suppliers - 1.4%
Hillman Solutions Corporation (a)	671,805	6,187,324

Machinery: Engines - 1.0%
Generac Holdings, Inc. (a)	31,660	4,091,738

Machinery: Industrial - 2.7%
EVI Industries, Inc.	289,692	6,874,391
John Bean Technologies Corporation	48,605	4,833,767
		11,708,158
Machinery: Specialty - 2.7%
Graco, Inc.	133,055	11,543,852

Professional Business Support Services - 3.3%
Fair Isaac Corporation (a)	12,265	14,276,583

Transaction Processing Services - 2.2%
Jack Henry & Associates, Inc.	58,970	9,636,288

Real Estate - 3.8%
Real Estate Services - 3.8%
FirstService Corporation	100,625	16,310,306

Technology - 24.3%
Computer Services - 3.1%
Gartner, Inc. (a)	17,000	7,668,870
Workiva, Inc. (a)	55,833	5,668,724
		13,337,594
Consumer Digital Services - 1.0%
Definitive Healthcare Corporation - Class A (a)	422,760	4,202,234

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Technology - 24.3% (Continued)
Production Technology Equipment - 2.8%
Novanta, Inc. (a)	73,645	$12,402,554

Software - 17.4%
Altair Engineering, Inc. - Class A (a)	90,145	7,585,702
CCC Intelligent Solutions Holdings, Inc. (a)	404,085	4,602,528
Descartes Systems Group, Inc. (The) (a)	154,475	12,985,168
Five9, Inc. (a)	54,300	4,272,867
Guidewire Software, Inc. (a)	74,620	8,136,565
Paycor HCM, Inc. (a)	295,040	6,369,914
Q2 Holdings, Inc. (a)	139,030	6,035,292
SPS Commerce, Inc. (a)	73,434	14,234,447
Tyler Technologies, Inc. (a)	27,000	11,289,240
		75,511,723
Utilities - 4.0%
Waste & Disposal Services - 4.0%
Casella Waste Systems, Inc. - Class A (a)	200,200	17,109,092

Total Investments at Value - 99.4% (Cost $304,838,259)		$430,481,747

Other Assets in Excess of Liabilities - 0.6%		2,598,367

Net Assets - 100.0%		$433,080,114

(a)	Non-income producing security.

Schedule of Investments uses the Russell ICB Industry and Sector classification.

CONESTOGA MID CAP FUND

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Consumer Discretionary - 17.6%
Consumer Services: Miscellaneous - 10.5%
Copart, Inc. (a)	3,140	$153,859
Rollins, Inc.	3,010	131,447
		285,306
Education Services - 1.8%
Bright Horizons Family Solutions, Inc. (a)	525	49,476

Recreational Products - 3.9%
Pool Corporation	265	105,658

Specialty Retail - 1.4%
Tractor Supply Company	185	39,781

Financials - 2.2%
Financial Data Providers - 2.2%
FactSet Research Systems, Inc.	125	59,631

Health Care - 21.2%
Health Care Services - 2.8%
Veeva Systems, Inc. - Class A (a)	400	77,008

Medical Equipment - 9.2%
IDEXX Laboratories, Inc. (a)	205	113,784
Repligen Corporation (a)	360	64,728
STERIS plc	330	72,551
		251,063
Medical Supplies - 9.2%
Align Technology, Inc. (a)	135	36,990
Bio-Techne Corporation	925	71,373
Teleflex, Inc.	155	38,648
West Pharmaceutical Services, Inc.	290	102,115
		249,126

CONESTOGA MID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Industrials - 24.0%
Aerospace - 3.9%
HEICO Corporation - Class A	755	$107,543

Building: Climate Control - 2.8%
Watsco, Inc.	175	74,982

Electronic Equipment: Gauges & Meters - 1.8%
Mettler-Toledo International, Inc. (a)	40	48,518

Electronic Equipment: Pollution Control - 1.5%
Xylem, Inc.	355	40,598

Engineering & Contracting Services - 1.9%
Exponent, Inc.	595	52,384

Machinery: Engines - 1.5%
Generac Holdings, Inc. (a)	310	40,064

Machinery: Specialty - 3.3%
Graco, Inc.	1,040	90,230

Professional Business Support Services - 4.4%
Verisk Analytics, Inc.	505	120,625

Transaction Processing Services - 2.9%
Jack Henry & Associates, Inc.	480	78,437

Real Estate - 4.1%
Real Estate Services - 4.1%
CoStar Group, Inc. (a)	1,290	112,733

Technology - 23.9%
Computer Services - 3.9%
Gartner, Inc. (a)	235	106,011

CONESTOGA MID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Technology - 23.9% (Continued)
Software - 20.0%
ANSYS, Inc. (a)	285	$103,421
Bentley Systems, Inc.	810	42,266
Five9, Inc. (a)	310	24,394
Fortinet, Inc. (a)	1,205	70,529
Guidewire Software, Inc. (a)	450	49,068
Lightspeed Commerce, Inc. (a)	1,220	25,608
Procore Technologies, Inc. (a)	390	26,996
Roper Technologies, Inc.	195	106,307
Tyler Technologies, Inc. (a)	235	98,258
		546,847
Utilities - 4.2%
Waste & Disposal Services - 4.2%
Waste Connections, Inc.	765	114,192

Total Investments at Value - 97.2% (Cost $2,572,202)		$2,650,213

Other Assets in Excess of Liabilities - 2.8%		77,412

Net Assets - 100.0%		$2,727,625

(a)	Non-income producing security.

Schedule of Investments uses the Russell ICB Industry and Sector classification.

CONESTOGA DISCOVERY FUND

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Consumer Discretionary - 2.5%
Entertainment - 2.5%
Thunderbird Entertainment Group, Inc. (a)	57,956	$99,140

Financials - 3.6%
Property & Casualty Insurance - 3.6%
Palomar Holdings, Inc. (a)	2,586	143,523

Health Care - 25.3%
Biotechnology - 6.4%
Alpha Teknova, Inc. (a)	23,611	88,069
Vericel Corporation (a)	4,629	164,839
		252,908
Health Care Facilities - 3.4%
U.S. Physical Therapy, Inc.	1,424	132,631

Health Care Services - 4.3%
Phreesia, Inc. (a)	7,380	170,847

Medical Equipment - 11.2%
BioLife Solutions, Inc. (a)	6,184	100,490
iRadimed Corporation	1,505	71,442
OrthoPediatrics Corporation (a)	4,324	140,573
Semler Scientific, Inc. (a)	2,911	128,928
		441,433
Industrials - 37.2%
Construction - 3.8%
Construction Partners, Inc. - Class A (a)	3,488	151,798

Electronic Equipment: Gauges & Meters - 6.1%
Mesa Laboratories, Inc.	761	79,730
Transcat, Inc. (a)	1,475	161,262
		240,992
Engineering & Contracting Services - 2.9%
Willdan Group, Inc. (a)	5,271	113,327

CONESTOGA DISCOVERY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Industrials - 37.2% (Continued)
Industrial Suppliers - 6.6%
CryoPort, Inc. (a)	6,747	$104,511
Hillman Solutions Corporation (a)	16,750	154,267
		258,778
Machinery: Construction & Handling - 2.6%
Douglas Dynamics, Inc.	3,497	103,791

Professional Business Support Services - 7.4%
Montrose Environmental Group, Inc. (a)	3,940	126,592
NV5 Global, Inc. (a)	1,489	165,458
		292,050
Security Services - 4.2%
SoundThinking, Inc. (a)	6,530	166,776

Transaction Processing Services - 3.6%
I3 Verticals, Inc. - Class A (a)	6,632	140,399

Technology - 25.5%
Consumer Digital Services - 2.1%
Definitive Healthcare Corporation - Class A (a)	8,340	82,900

Software - 23.4%
Model N, Inc. (a)	4,877	131,338
Olo, Inc. - Class A (a)	20,800	118,976
Planet Labs PBC - Class A (a)	33,040	81,609
PROS Holdings, Inc. (a)	4,203	163,034
Q2 Holdings, Inc. (a)	3,100	134,571
Simulations Plus, Inc.	3,238	144,900
TECSYS, Inc.	6,065	150,109
		924,537

CONESTOGA DISCOVERY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Telecommunications - 3.3%
Telecommunications Equipment - 3.3%
Digi International, Inc. (a)	5,060	$131,560

Total Investments at Value - 97.4% (Cost $3,922,238)		$3,847,390

Other Assets in Excess of Liabilities - 2.6%		103,738

Net Assets - 100.0%		$3,951,128

(a)	Non-income producing security.

Schedule of Investments uses the Russell ICB Industry and Sector classification.